Subsequent Events (Details) - Forecast [Member]	12 Months Ended
Dec. 31, 2026
Subsequent Events [Line Items]
Number of share options granted in share-based payment arrangement	499,363
Number of other equity instruments granted in share-based payment arrangement	499,363